Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	€ 505	€ 529
Additions	0	9
Decreases	(16)	(31)
Currency translation adjustments	1	(2)
Reclassifications	8
Non-current financial assets at end of period	498	505
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	105	131
Additions	0	0
Decreases	(16)	(27)
Currency translation adjustments	0	0
Reclassifications	0
Non-current financial assets at end of period	88	105
Other long- term investments pledged as collateral | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	0	0
Additions	0	0
Decreases	0	0
Currency translation adjustments	0	0
Reclassifications	0
Non-current financial assets at end of period	0	0
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	401	399
Additions	0	9
Decreases	0	(5)
Currency translation adjustments	1	(2)
Reclassifications	8
Non-current financial assets at end of period	€ 410	€ 401